Material accounting policies (Details)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
TRX Gold Tanzania Limited [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary	100.00%	100.00%
Tancan Mining Co Limited [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary	100.00%	100.00%
Buckreef Gold Company Ltd [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary	55.00%	55.00%